Financial Instruments - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) day	Dec. 31, 2023 CAD ($) day	Oct. 29, 2021 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of credit risk exposure	$ 2,702.7	$ 2,407.3
Number of internal target days of revenue in trade receivables | day	61	59
Adjustments in net income resulting from 1% changes in interest rate	$ 2.8	$ 3.0
Additional revolving credit facilities amount			$ 600.0
Adjustments in net income resulting from 0.5% changes in interest rate	5.3	4.0
Revolving credit facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of revolving credit facility	800.0
Unused capacity of the facility	539.8	718.1
Credit Facilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unused capacity of the facility	563.2	732.7
Swap contract | PSUs and DSUs
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross carrying amount	8.2	7.0
Gains on change in fair value of derivatives	1.1	7.4
Cash flow hedges | RSUs
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized gain on interest rate swap	2.4	13.2
Gains on cash flow hedges, net of tax	1.8	10.1
Reclassification adjustments on cash flow hedges, before tax	$ 5.5	8.1
Cash flow hedges | Total Return Swap On Share-Based Compensation Units
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate swap agreement, amount	25.5
Cash flow hedges | Swap contract | RSUs | Financial assets at fair value through other comprehensive income, category
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, assets	$ 10.7	$ 13.0